Financial Risk Management - Schedule of Maturity for Non-Derivative Financial Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
On demand or within 1 year [Member]
Financial Risk Management [Line Items]
Trade and other payables (exclude advance payment from customers)	$ 4,252,009	$ 2,002,288
Lease liabilities	91,476	91,476
Borrowings	5,194,178	3,164,750
Total	9,537,663	5,258,514
Within 2 to 5 years [Member]
Financial Risk Management [Line Items]
Trade and other payables (exclude advance payment from customers)
Lease liabilities	91,476	182,952
Borrowings		4,420,636
Total	91,476	4,603,588
Total [Member]
Financial Risk Management [Line Items]
Trade and other payables (exclude advance payment from customers)	4,252,009	2,002,288
Lease liabilities	182,952	274,428
Borrowings	5,194,178	7,585,386
Total	$ 9,629,139	$ 9,862,102